Financial assets and liabilities - Liquidity risk (Details) - Liquidity risk - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	$ 18,468,915	$ 17,142,989
Future cash flows	20,606,433	19,774,609
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	10,270,118	6,278,231
Between 1 year and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	9,929,270	13,496,378
Greater than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	407,045
Accounts payable and accrued liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	3,933,114	3,912,350
Future cash flows	3,933,114	3,912,350
Accounts payable and accrued liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	3,933,114	3,912,350
Long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	11,864,385	11,955,245
Future cash flows	13,506,619	14,497,042
Long-term debt | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	5,653,979	1,936,455
Long-term debt | Between 1 year and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	7,852,640	12,560,587
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	2,384,558
Future cash flows	2,865,755
Lease liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	382,080
Lease liabilities | Between 1 year and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	2,076,630
Lease liabilities | Greater than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	407,045
Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	286,858	1,275,394
Future cash flows	300,945	1,365,217
Other liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	$ 300,945	429,426
Other liabilities | Between 1 year and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows		$ 935,791